THE PAYDEN & RYGEL INVESTMENT GROUP

333 South Grand Avenue

Los Angeles, California 90071

Telephone (213) 625-1900

November 14, 2014

United States Securities and Exchange Commission

100 “F” Street N.E.

Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group

Rule 497(j) Certification

File Nos. 811-6625, 33-46973

CIK No. 0000885709

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I, on behalf of The Payden & Rygel Investment Group (the “Group”), hereby certify as follows:

1. This certification is made in lieu of making a filing under Rule 497(b) or (c) of the 1933 Act.

2. The (a) form of prospectus for the Investor Class of Shares for the Payden Absolute Return Bond Fund; (b) form of prospectus for the Adviser Class of Shares for the Payden Absolute Return Bond Fund; (c) form of prospectus for the SI Class of Shares for the Payden Absolute Return Bond Fund; and (d) the Statement of Additional Information, in each case that would have been filed under paragraph (b) or (c) of this Rule 497, do not differ from that contained in the most recent Post-Effective Amendment, No. 93, to the Group’s Registration Statement, No. 33-46973, effective November 6, 2014.

3. The text of the most recent Post-Effective Amendment No. 93 to the Group’s Registration Statement, No. 33-46973, was filed electronically.

United States Securities and Exchange Commission

November 14, 2014

If you have any questions concerning the foregoing, please telephone me at the number set forth above.

Very truly yours,

The Payden & Rygel Investment Group

/s/ Edward S. Garlock
Edward S. Garlock
Secretary